Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00
Amount Registered | shares	158,723,874
Maximum Aggregate Offering Price	$ 3,295,107,624.24
Carry Forward Form Type	S-3
Carry Forward File Number	333-272573
Carry Forward Initial Effective Date	Jun. 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 455,054.36
Offering Note	(1) This Registration Statement on Form S-3 (this "Registration Statement") of KeyCorp (the "Registrant") shall also cover such an indeterminate number of additional common shares, as may hereafter be offered or issued as a result of any stock splits, stock dividends, recapitalizations or similar transactions. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement consist of 158,723,874 common shares (the "Unsold Securities") that may be sold by the selling shareholder. The Unsold Securities were previously registered for sale pursuant to the Registration Statement on Form S-3ASR (File No. 333-272573), originally filed with the Securities and Exchange Commission (the "SEC") on June 9, 2023 (the "Prior Registration Statement"), as supplemented by the prospectus supplement filed pursuant to Rule 424(b)(7) on December 23, 2025 (the "Prior Prospectus Supplement"). The Registrant previously paid filing fees for the Unsold Securities in an aggregate amount of $455,054.36. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities are being carried forward and the filing fee previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities registered hereunder. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Prospectus Supplement will be deemed terminated as of the date of effectiveness of this Registration Statement.